Net Loss Per Share (Details) - Schedule of Dilutive Securities have been Excluded from the Calculation of Diluted Net Loss Per Share - shares	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022
Series B Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options and warrants			2,212,800
Series BB Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options and warrants			242,400
Series A Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options and warrants			2,760,000
Series AA Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options and warrants			666,600
Options and warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options and warrants	1,099,400	1,276,800	1,243,200